RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of significant related party transactions

The following are the significant related party transactions for the years ended September 30, 2024 and 2023.

	Description	2024	2023
Xingwei Xue	Loan	$282,672	$(3,390)
Mingfeng Shi	Loan	(299)	(1,688)
Lili Zhang	Loan	-	(665)
Xinrong Yang	Loan	-	169,962
ELITE RAINBOW LIMITED	Loan	280,571	855,524
Mingfeng Shi	Borrow	(7,024)	-
SHIMF INVESTMENT LIMITED	Borrow	3,783	-
GZY GROUP LIMITED	Borrow	3,783	-
STAR SPARKLING LIMITED	Borrow	3,783	-